Condensed Consolidated Balance Sheets (Parenthetical) $ in Thousands		Mar. 31, 2024 USD ($) shares	Mar. 31, 2024 ₩ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ₩ / shares
Common Stock, Par or Stated Value Per Share | ₩ / shares			₩ 10,000		₩ 10,000
Common Stock, Shares Authorized | shares		200,000,000		200,000,000
Common Stock, Shares, Issued | shares		2,477,672		2,477,672
Common Stock, Shares, Outstanding | shares		2,477,672		2,477,672
Operating lease liability current	[1]	$ 2,562		$ 3,157
Current portion of borrowing with related party	[2]	37,125		38,778
Operating lease liability non current	[3]	3,975		4,420
Related Party [Member]
Accrued royalties current and non current		1,274		1,618
Operating lease liability current		1,251		1,298
Current portion of borrowing with related party		37,125		38,778
Operating lease liability non current		3,975		4,414
Related Party [Member] | Other current liabilities [Member]
Interest payable current		$ 9,522		$ 9,501

[1]	Includes related party operating lease liability of $1,251 and $1,298 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[2]	Includes related party notes payable of $37,125 and $38,778 at March 31, 2024 and December 31, 2023, respectively (see Note 12).
[3]	Includes related party operating lease liability of $3,975 and $4,414 at March 31, 2024 and December 31, 2023, respectively (see Note 12).